UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  November 1 2011

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total: $100,442(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.


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


	                   FORM 13F INFORMATION TABLE
                              	                	         	VALUE   	SHARES/ 	SH/  	PUT/	INVSTMT	OTHER       	VOTING AUTHORITY
NAME  OF  ISSUER              	TITLE  OF  CLASS	CUSIP    	(X$1000)	PRN  AMT	PRN	CALL	DSCRETN	MANAGERS    	SOLE    	SHARED  	NONE
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------	--------	--------
ABBOTT LABS                    	COM              	002824100	 4470	 87400  	SH	 	 DEFINED	01      02	87400   	0       	0
ALTRIA GROUP INC               	COM              	02209S103	 3643	 135900  	SH	 	 DEFINED	01      02	135900  	0       	0
AMERICAN ELEC PWR INC          	COM              	025537101	 4588	 120664  	SH	 	 DEFINED	01      02	120664  	0       	0
AT&T INC                       	COM              	00206R102	 4295	 150600  	SH	 	 DEFINED	01      02	150600  	0       	0
BANK OF NEW YORK MELLON CORP   	COM              	064058100	 2086	 112200  	SH	 	 DEFINED	01      02	112200  	0       	0
BOEING CO                      	COM              	097023105	 5004	 82700  	SH	 	 DEFINED	01      02	82700   	0       	0
CAPITAL ONE FINL CORP          	COM              	14040H105	 2354	 59400  	SH	 	 DEFINED	01      02	59400   	0       	0
COLGATE PALMOLIVE CO           	COM              	194162103	 6569	 74070  	SH	 	 DEFINED	01      02	74070   	0       	0
COMCAST CORP                   	NEW CL A         	20030N101	 4124	 197300  	SH	 	 DEFINED	01      02	197300  	0       	0
CRANE CO                       	COM              	224399105	 168	 4700    	SH	 	 DEFINED	01      02	4700    	0       	0
CSX CORP                       	COM              	126408103	 123	 6600   	SH	 	 DEFINED	01      02	6600    	0       	0
FIRSTENERGY CORP               	COM              	337932107	 4913	 109400  	SH	 	 DEFINED	01      02	109400  	0       	0
GENERAL DYNAMICS CORP          	COM              	369550108	 3129	 55000  	SH	 	 DEFINED	01      02	55000   	0       	0
GENERAL ELECTRIC CO            	COM              	369604103	 5489	 360200  	SH	 	 DEFINED	01      02	360200  	0       	0
GOOGLE INC                     	CL A             	38259P508	 2700	 5250    	SH	 	 DEFINED	01      02	5250    	0       	0
HOLLYSYS AUTOMATION TECHNOLO   	SHS              	G45667105	 280	 48000  	SH	 	 DEFINED	01      02	48000   	0       	0
INFOSYS LTD                    	SPONSORED ADR    	456788108	 327	 6400   	SH	 	 DEFINED	01      02	6400    	0       	0
INTEL CORP                     	COM              	458140100	 3225	 151190  	SH	 	 DEFINED	01      02	151190  	0       	0
JPMORGAN CHASE & CO            	COM              	46625H100	 3758	 124768  	SH	 	 DEFINED	01      02	124768  	0       	0
LOWES COS INC                  	COM              	548661107	 3355	 173500  	SH	 	 DEFINED	01      02	173500  	0       	0
MDU RES GROUP INC              	COM              	552690109	 3945	 205600  	SH	 	 DEFINED	01      02	205600  	0       	0
MERCK & CO INC                 	NEW COM          	58933Y105	 5717	 174792  	SH	 	 DEFINED	01      02	174792  	0       	0
METLIFE INC                    	COM              	59156R108	 2168	 77400  	SH	 	 DEFINED	01      02	77400   	0       	0
MICROSOFT CORP                 	COM              	594918104	 7588	 304847  	SH	 	 DEFINED	01      02	304847  	0       	0
NORFOLK SOUTHERN CORP          	COM              	655844108	 211	 3465    	SH	 	 DEFINED	01      02	3465    	0       	0
PITNEY BOWES INC               	COM              	724479100	 3982	 211800  	SH	 	 DEFINED	01      02	211800  	0       	0
REPUBLIC SVCS INC              	COM              	760759100	 4554	 162300  	SH	 	 DEFINED	01      02	162300  	0       	0
TEXAS INSTRS INC              	COM              	882508104	 2676	 100400  	SH	 	 DEFINED	01      02	100400  	0       	0
TIMKEN CO                      	COM              	887389104	 2222	 67700  	SH	 	 DEFINED	01      02	67700   	0       	0
TRINITY INDS INC               	COM              	896522109	 54	 2500    	SH	 	 DEFINED	01      02	2500    	0       	0
UNION PAC CORP                 	COM              	907818108	 98	 1200    	SH	 	 DEFINED	01      02	1200    	0       	0
WABTEC CORP                    	COM              	929740108	 190 	 3600    	SH	 	 DEFINED	01      02	3600    	0       	0
WOODWARD INC                   	COM              	980745103	 88	 3200    	SH	 	 DEFINED	01      02	3200    	0       	0
XILINX INC                     	COM              	983919101	 2349	 85600  	SH	 	 DEFINED	01      02	85600   	0       	0